Investment Objectives and Goals - VegaShares US Equity Autocallable Conservative Income ETF	Sep. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: VEGASHARES US EQUITY AUTOCALLABLE CONSERVATIVE INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Fund seeks to generate income while providing reduced downside risk through exposure to the NYSE® U.S. 500 Adaptive Vol Autocallable Conservative Index (the "Laddered Autocall Index"). The Laddered Autocall Index replicates the performance of a diversified portfolio of synthetic autocallable notes (each an "Autocall" and together, the "Index Portfolio").